ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of
	December 31,
	2018	2019
Accrued payroll and employee benefits	59,176	61,190
Others	20,356	23,060
Total	79,532	84,250